PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) yr	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 30
U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan Portion of Projected Pension Benefit Obligation Percentage	64.00%
Defined Benefit Plan Portion of Projected Pension Plan Assets Percentage	58.00%
Maximum portion of plan assets for which an investment manager is responsible (as a percent)	24.00%
Minimum Interest Crediting Rate	3.80%
Period of time current interest crediting rate will converge with ultimate interest crediting rate | yr	10
Expected Long-term Rate of Return on Plan Assets	6.75%
The 5-year annualized return on plan assets (as a percent)	3.70%
The 10-year annualized return on plan assets (as a percent)	5.50%
The 15-year annualized return on plan assets (as a percent)	7.10%
Annualized return on plan assets since inception (as a percent)	9.70%
Company costs associated with defined contribution plans	$ 52	$ 44	$ 45
U.S. Pension Plans | Maximum
Defined Benefit Plan Disclosure
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	3.50%
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	36.00%
Defined Benefit Plan, Plan Assets, Target Allocation Percentage, European and Canadian	64.00%
Company costs associated with defined contribution plans	$ 85	$ 82	$ 79
Equity Securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	21.00%
Equity Securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	1.00%
Defined Benefit Plan, Plan Assets, Target Allocation Percentage, European and Canadian	58.00%
Fixed Income Securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	47.00%
Fixed Income Securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	24.00%
Defined Benefit Plan, Plan Assets, Target Allocation Percentage, European and Canadian	29.00%
Alternative investments | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	32.00%
Long-duration bonds | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	62.00%
Multi-strategy alternative credit managers | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	38.00%
Mutual, pooled and commingled funds | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	39.00%
Investments in our common stock
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	9.00%
Investments in our common stock | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	4.00%
Other | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	36.00%
Defined Benefit Plan, Plan Assets, Target Allocation Percentage, European and Canadian	13.00%